Stockholders' Equity (Details Textual) (USD $)	1 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		1 Months Ended	6 Months Ended		6 Months Ended	1 Months Ended	5 Months Ended		6 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Jun. 30, 2013 Private Placement [Member]	Jun. 30, 2013 Quarterly Compensation [Member] Subsequent Event [Member]	Dec. 31, 2012 Quarterly Compensation [Member] Subsequent Event [Member]	Jun. 30, 2013 Common Stock [Member]	Jun. 30, 2013 Warrant [Member]	Jan. 31, 2013 Strategic Investor Relation Agreement [Member]	Jun. 30, 2013 Strategic Investor Relation Agreement [Member]	Jan. 02, 2013 Strategic Investor Relation Agreement [Member]	Jun. 30, 2013 Legal Service Agreement [Member]	Jan. 31, 2013 Legal Services [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Jun. 30, 2013 Subscription Receivable [Member]	Dec. 31, 2012 Sonoro Energy Ltd [Member]	Dec. 31, 2012 Albnafta Shpk [Member]	Dec. 31, 2012 Art Agolli [Member]
Common stock, shares, issued (in shares)		70,299,003	79,316,408	70,299,003									25,000		225,000				600,000	60,000	40,000
Equity Method Investment, Ownership Percentage																				60.00%	40.00%	100.00%
License Costs																				$ 0
Common stock, Value		70,299	79,316	70,299																	0
Capital contribution by non-controlling interest																					704,378
Stock Issued During Period Value For Common Stock and Warrants		5,650,000
Proceeds From Issuance Of Common Stock		1,389,500
Payments of Stock Issuance Costs		23,000	52,000
Share Based Compensation Arrangement By Share Based Payment Award Warrant Vested And Expected To Vest Outstanding Weighted Average Remaining Contractual Term			2 years														1 year	2 years
Common Stock Warrants As Payment For Stock Issuance Costs		363,000	52,000
Warrants Exercise Price		$ 0.50	$ 0.50	$ 0.50
Stock Issued During Period Shares For Common Stock							7,080,000
Warrants Issued						150,000	200,000
Proceeds from sale of stock, net			1,718,000
Subscription note receivable		0	140,000	0
Shares issued for subscription note receivable (in shares)										560,000									40,000
Stockholders Equity Note Subscriptions Receivable Interest Rate			5.00%
Debt Instrument Convertible In To Common Stock			707,405
Debt Instrument Principal Amount			165,000
Debt Instrument Convertible Interest Amount			11,852
Stock Issued During Period, Shares, Issued For Services	100,000				280,246					670,000		270,000				900,000
Common Stock Share Repurchase Price														$ 1.00
Common Stock Share Monthly Installment			40,792									22,500			368,249
Fair Value Of Common Stock Issued			43,333										106,762		390,000
Fair Value Of Unvested Portion Common Stock Issued													108,000
Restricted Stock Or Unit Expense			2,500			2,500		2,500	2,500
Cash Payments To Consultant			7,500			7,500		5,000	5,000
Percentage Of Restricted Stock Issuance			80.00%			80.00%		80.00%	80.00%
Hourly Rate Charged By Consultant			250			250
Restricted Stock Issuance Minimum Stock Price			$ 0.01			$ 0.01		$ 0.01	$ 0.01
Payment To Consultant			10,000			10,000
Consultant Compensation Per Month								7,500	7,500
Other Services Charge Payable Description			payable 50% in cash and 50% in restricted common stock			payable 50% in cash and 50% in restricted common stock
Stock Issued During Period, Shares, New Issues			150,000			150,000
Warrants Exercisable			150,000
Investment Warrants, Exercise Price	$ 0.50		$ 0.75
Warrants Exercisable Term			5 years			5 years
Share based Compensation Arrangement By Share based Payment Award Warrants Vested In Period Fair Value			149,843
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate			1.41%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term			5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate			288.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Payments			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value			$ 1.00
Cash Commission Percentage Payable In Terms Of Warrants			8.00%								10.00%
Investment Banking Services Agreement Date			Apr. 19, 2013
Investment Banking Services Agreement Term			1 year